UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ];        Amendment Number:  ___________

This  Amendment  (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Titan Capital Group III, LP
Address:    405 Lexington Avenue
            51st Floor
            New York, NY

Form 13F File Number: 028-13374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting  Manager:

Name:       Steven R. Skalicky
Address:    Chief Compliance Officer
Phone:      (212) 750-5700

Signature, Place, and Date of Signing:

/s/ Steven R. Skalicky           New York, NY             February 14, 2011
----------------------          -------------            ------------------
      [Signature]                [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:  286,746
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE
                                                          DECEMBER 31, 2010


COLUMN 1                        COLUMN 2        COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                 TITLE                      VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE   SHARED NONE
AGCO CORP                     NOTE  1.750%12/3  001084AL6    14,726  6,500,000 PRN           SOLE        NONE   6,500,000
AMERICAN INTL GROUP INC       COM NEW           026874784     2,195     38,100      PUT      SOLE        NONE      38,100
BANK OF AMERICA CORPORATION   COM               060505104     1,868    140,000      CALL     SOLE        NONE     140,000
BOISE INC                     *W EXP 06/18/201  09746Y113       200    276,150 SH            SOLE        NONE     276,150
BORGWARNER INC                NOTE  3.500% 4/1  099724AF3     9,382  4,200,000 PRN           SOLE        NONE   4,200,000
CAPITAL ONE FINL CORP         COM               14040H105       349      8,200      CALL     SOLE        NONE       8,200
CAPITAL ONE FINL CORP         COM               14040H105     1,915     45,000      PUT      SOLE        NONE      45,000
CAPITAL ONE FINL CORP         *W EXP 11/14/201  14040H139     1,651    102,700 SH            SOLE        NONE     102,700
CITIGROUP INC                 COM               172967101       992    209,700      PUT      SOLE        NONE     209,700
CITIGROUP INC                 COM               172967101       581    122,800 SH            SOLE        NONE     122,800
CMS ENERGY CORP               NOTE  2.875%12/0  125896AW0     2,535  1,750,000 PRN           SOLE        NONE   1,750,000
COMERICA INC                  *W EXP 11/14/201  200340115     2,922    177,376 SH            SOLE        NONE     177,376
CORE LABORATORIES LP          NOTE  0.250%10/3  21868FAB9    14,589  7,500,000 PRN           SOLE        NONE   7,500,000
DRYSHIPS INC                  SHS               Y2109Q101       242     44,000 SH            SOLE        NONE      44,000
FORD MTR CO DEL               *W EXP 01/01/201  345370134     3,362    414,321 SH            SOLE        NONE     414,321
HUMAN GENOME SCIENCES INC     NOTE  2.250%10/1  444903AK4     6,402  4,000,000 PRN           SOLE        NONE   4,000,000
INFORMATICA CORP              NOTE  3.000% 3/1  45666QAB8    16,519  7,500,000 PRN           SOLE        NONE   7,500,000
INGERSOLL-RAND GLOBAL HLDG C  NOTE  4.500% 4/1  45687AAD4     1,860    700,000 PRN           SOLE        NONE     700,000
IRIDIUM COMMUNICATIONS INC    *W EXP 02/14/201  46269C128       178    133,552 SH            SOLE        NONE     133,552
ISHARES TR                    MSCI EMERG MKT    464287234     6,050    127,000      PUT      SOLE        NONE     127,000
ISHARES TR                    RUSSELL 2000      464287655   117,908  1,507,000      PUT      SOLE        NONE   1,507,000
LINCOLN NATL CORP IND         *W EXP 07/10/201  534187117     6,081    310,950 SH            SOLE        NONE     310,950
NETAPP INC                    NOTE  1.750% 6/0  64110DAB0    15,587  8,750,000 PRN           SOLE        NONE   8,750,000
OWENS CORNING NEW             COM               690742101     5,342    171,500      CALL     SOLE        NONE     171,500
OWENS CORNING NEW             COM               690742101        12        400      CALL     SOLE        NONE         400
OWENS CORNING NEW             *W EXP 10/30/201  690742127         4      1,841 SH            SOLE        NONE       1,841
PNC FINL SVCS GROUP INC       *W EXP 12/31/201  693475121       708     49,262 SH            SOLE        NONE      49,262
RAYTHEON CO                   *W EXP 06/16/201  755111119       494     55,567 SH            SOLE        NONE      55,567
REGIONS FINANCIAL CORP NEW    COM               7591EP100     7,000  1,000,000      PUT      SOLE        NONE   1,000,000
RESOLUTE ENERGY CORP          *W EXP 09/25/201  76116A116       907    282,700 SH            SOLE        NONE     282,700
SHANDA INTERACTIVE ENTMT LTD  NOTE  2.000% 9/1  81941QAD6     5,998  5,250,000 PRN           SOLE        NONE   5,250,000
SLM CORP                      COM               78442P106     6,287    499,382 SH            SOLE        NONE     499,382
SLM CORP                      COM               78442P106       150     11,894 SH            SOLE        NONE      11,894
SLM CORP                      COM               78442P106     6,430    510,700      PUT      SOLE        NONE     510,700
UNITED THERAPEUTICS CORP DEL  NOTE  0.500%10/1  91307CAD4     4,203  2,500,000 PRN           SOLE        NONE   2,500,000
US AIRWAYS GROUP INC          NOTE  7.250% 5/1  911905AC1     7,203  3,000,000 PRN           SOLE        NONE   3,000,000
VALE S A                      ADR               9.19E+109     3,457    100,000      CALL     SOLE        NONE     100,000
XL GROUP PLC                  SHS               G98290102     4,364    200,000      PUT      SOLE        NONE     200,000
XL GROUP PLC                  SHS               G98290102     2,618    120,000      PUT      SOLE        NONE     120,000
XL GROUP PLC                  SHS               G98290102     2,676    122,650 SH            SOLE        NONE     122,650
ZIONS BANCORPORATION          *W EXP 05/22/202  989701115       798    107,999 SH            SOLE        NONE     107,999

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